General and Administrative Expenses	12 Months Ended
Dec. 31, 2024
General and Administrative Expenses
General and Administrative Expenses

Note 16 – General and Administrative Expenses

General and administrative expenses comprised the following:

	2024	2023
Salaries and benefits	$10.1	$10.2
Professional fees	7.4	5.2
Community contributions	1.6	1.4
Board of Directors' costs	0.4	0.5
Office, insurance and other expenses	7.1	6.2
	$26.6	$23.5